Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2025
Risk Management and Financial Instruments [Abstract]
Risk Management and Financial Instruments	Risk Management and Financial Instruments
Risk Management Overview
The Company has exposure to various financial risks and has strategies, policies, and limits in place to manage the impact of these risks on its earnings and cash flows.
Risk management strategies, policies, and limits are designed to ensure the Company's risks and related exposures are in line with South Bow's business objectives and risk tolerance. The Company's risks are managed within limits that are established by the Board, implemented by Management, and monitored by the risk management, internal audit, and business segment groups. South Bow's Audit Committee and Governance & Risk Committee of the Board oversee how Management monitors compliance with risk management policies and procedures, and Management's review of the adequacy of the Company's risk management framework.
Market Risk
The Company constructs and invests in crude oil pipeline systems, purchases and sells commodities, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange, and liquidity risk, which may impact the Company's earnings, cash flows, and the value of its financial assets and liabilities. The Company assesses contracts used to manage market risk to determine whether all, or a portion, meets the definition of a derivative.
Derivative contracts that the Company uses to assist in managing exposure to market risk may include the following:
•forwards and futures contracts – agreements to purchase or sell a specific financial instrument or liquids commodity at a specified price and date in the future; and
•options – agreements that convey the right, but not the obligation, of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period.
Commodity Price Risk
The Company's marketing business enters into pipeline and storage terminal capacity contracts as well as crude oil purchase and sale agreements, fixing a portion of the exposure on these contracts by entering into financial instruments to manage price fluctuations that arise from physical commodity transactions.
Sustained lower crude oil prices could lead to reduced investment in upstream development, expansion, and production, which could negatively impact opportunities for the Company to expand its asset base or re‑contract with customers as contractual agreements expire.
Liquidity Risk
Liquidity risk is the risk that suitable sources of funding for the Company's business activities may not be available. South Bow manages liquidity risk by maintaining bank credit facilities, continuously managing forecasted and actual cash flows, and monitoring the maturity profiles of financial assets and liabilities. The Company has access to a wide range of funding at competitive rates through capital markets and banks to meet the immediate and ongoing requirements of the business.
Foreign Exchange Risk
A portion of the Company's entities generate all or most of their earnings in Canadian dollars and, since the Company reports its financial results in U.S. dollars, changes in the value of the Canadian dollar against the U.S. dollar can impact its comprehensive income. If the Company's Canadian dollar-denominated operations continue to grow, this exposure increases.
South Bow is exposed to foreign exchange risk in its Canadian-dollar functional currency entity which holds U.S dollar-denominated debt. This foreign exchange risk is offset by the designation of its U.S. dollar-denominated Junior Notes as a net investment hedge in foreign operations. The net investment hedge is perfectly effective and any foreign exchange gain or loss, as determined by the respective period-end rate, is reported as cumulative translation adjustment within AOCI.

	As at December 31,
U.S.$ millions	2025	2024
Notional amount of U.S. dollar-denominated Junior Notes	1,100	1,100
Fair value of U.S. dollar-denominated Junior Notes	1,165	1,135
Cumulative translation adjustment recognized in AOCI	(12)	(67)
Counterparty Credit Risk
South Bow's exposure to counterparty credit risk includes its cash and cash equivalents, accounts receivable, environmental provision recovery, contractual recoveries and certain available-for-sale financial assets, and derivative assets.
At times, the Company's counterparties may endure financial challenges resulting from commodity price and market volatility, economic instability, and political or regulatory changes. In addition to actively monitoring these situations, there are a number of factors that reduce the Company's counterparty credit risk exposure in the event of default, including:
•contractual rights and remedies, together with the utilization of contractually-based financial assurances;
•the competitive position of the Company's assets and the demand for the Company's services; and
•potential recovery of unpaid amounts through bankruptcy and similar proceedings.
South Bow reviews financial assets carried at amortized cost for impairment using the lifetime expected loss of the financial asset at initial recognition and throughout the life of the financial asset. The Company uses historical credit loss and recovery data, adjusted for Management's judgment regarding current economic and credit conditions, along with reasonable and supportable forecasts to determine any impairment, which is recognized in plant operating costs and other in the consolidated statements of income.
Entering into derivative instruments may result in exposure to credit risk from the possibility that a counterparty will default on its contractual obligations. In order to mitigate this risk, the Company enters into derivative transactions primarily with institutions that possess strong investment-grade credit ratings. Credit risk relating to derivative counterparties is mitigated through the maintenance and monitoring of credit exposure limits, contractual requirements, and netting arrangements. The Company also reviews counterparty credit exposure using external credit rating services and other analytical tools to manage credit risk.
The Company had no significant credit losses and no significant amounts impaired at December 31, 2025 and 2024 within trade accounts receivable. At December 31, 2025 and December 31, 2024, there were no significant credit risk concentrations.
At December 31, 2025, the Company has nil in Keystone XL contractual recoveries, and $172 million in Keystone contractual recoveries from certain customers related to historical variable toll disputes with the CER which were approved by the CER in the fourth quarter of 2025 (December 31, 2024 - $56 million and $114 million, respectively). These recoveries are part of the indemnity adjustments with the Company's Former Parent. Refer to Note 4, Spinoff Transaction for additional information related to indemnification and Note 23, Commitments, Contingencies, and Guarantees for additional information on the variable toll disputes with the CER.
The Company has significant credit and performance exposure to financial institutions that hold cash. The Company's portfolio of financial sector exposure consists primarily of highly-rated investment-grade, systemically important financial institutions.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How Fair Value Has Been Determined
Level I	Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.
Level II	This category includes commodity derivatives where fair value is determined using the market approach. Inputs include yield curves and broker quotes from external data service providers.
Level III
This category includes long-dated transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, alternatively, long-term broker quotes or negotiated commodity prices that have been contracted for under similar terms in determining an appropriate estimate of these transactions.
There is uncertainty caused by using unobservable market data which may not accurately reflect possible future changes in fair value.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non‑current portions, were categorized as follows:

	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II) [1]	Significant Unobservable Inputs (Level III) [1]	Total
U.S.$ millions
Derivative instrument assets	30	4	—	34
Derivative instrument liabilities	(28)	(1)	—	(29)
As at December 31, 2025	2	3	—	5

Derivative instrument assets	184	4	—	188
Derivative instrument liabilities	(203)	(16)	—	(219)
As at December 31, 2024	(19)	(12)	—	(31)
1.There were no transfers from Level II to Level III for the periods presented.
Non-derivative Financial Instruments
Fair Value of Non-derivative Financial Instruments
Available-for-sale assets are recorded at fair value, which is calculated using quoted market prices where available. Certain non‑derivative financial instruments included in cash and cash equivalents, accounts receivable, environmental provision recovery, contractual recoveries, other current assets, other long-term assets, accounts payable and other, and other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity. Each of these instruments are classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative financial instruments.
Balance Sheet Presentation of Non-derivative Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	December 31, 2025		December 31, 2024
U.S.$ millions	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Notes [1]	(4,682)	(4,745)	(4,629)	(4,598)
Junior Notes [1]	(1,086)	(1,165)	(1,087)	(1,135)
1.The carrying amount of the Senior Notes and Junior Notes include unamortized debt issuance costs of $26 million and $14 million, respectively (December 31, 2024 - $28 million and $13 million, respectively).
Available-for-sale Assets Summary
The following tables summarizes additional information about the Company's LMCI restricted investments that were classified as available‑for‑sale assets:

	As at December 31,
U.S.$ millions	2025	2024
Fair Value of Fixed Income Securities [1,2]
Maturing after 10 years	88	80
	88	80
1.Available-for-sale assets are recorded at fair value and included in other long-term assets on the consolidated balance sheets.
2.Classified in Level II of the fair value hierarchy.

	Year Ended December 31,
U.S.$ millions	2025	2024
Net unrealized losses [1]	(4)	(1)
Net realized losses [1,2]	(3)	(2)
1.Unrealized and realized losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these losses within other long-term assets and liabilities on the consolidated balance sheet.
2.Realized losses on the sale of LMCI restricted investments are determined using the average cost basis.
Derivative Instruments
Fair Value of Derivative Instruments
The fair value of commodity derivatives has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used. Credit risk has been taken into consideration when calculating the fair value of derivative instruments. Unrealized gains and losses on derivative instruments are not necessarily representative of the amounts that will be realized on settlement.
Even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value, with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of held-for-trading, commodity derivative instruments was as follows:

	As at December 31,
U.S.$ millions	2025	2024
Total Derivative Assets (other current assets)	34	188
Total Derivative Liabilities (accounts payable and other)	(29)	(219)
Total Derivatives [1,2]	5	(31)
1.Fair value equals carrying value.
2.Relates to purchases and sales of crude oil.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to South Bow's risk management strategies, policies, and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Notional and Maturity Summary
The maturity and notional amount or quantity outstanding related to the Company's liquids commodity derivative instruments was as follows:

	As at December 31,
	2025	2024
Gross sales volumes (millions of barrels)	(33)	(130)
Gross purchases volumes (millions of barrels)	22	116
Net Purchases Volumes (millions of barrels)	(11)	(14)
Maturity dates (year)	2026	2025
Unrealized and Realized Gains and Losses on Commodity Derivative Instruments

	Year Ended December 31,
U.S.$ millions	2025	2024
Derivative Instruments Held for Trading [1]
Unrealized gains (losses)	36	(6)
Realized gains	367	459
Gains on Derivatives	403	453
1.Realized and unrealized gains (losses) on derivative instruments held for trading used to purchase and sell crude oil are included on a net basis in revenues in the consolidated statements of income.
Offsetting of Derivative Instruments
South Bow enters into commodity derivative contracts with the right to offset in the normal course of business as well as in the event of default. The Company has no master netting agreements; however, similar contracts are entered into containing rights to offset.
The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis on the consolidated balance sheets.
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

As at December 31, 2025	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	34	(28)	6
Derivative instrument liabilities	(29)	28	(1)
1.Amounts available for offset do not include cash collateral pledged or received.

As at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	188	(187)	1
Derivative instrument liabilities	(219)	187	(32)
1.Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above, the Company provided cash collateral of $26 million and letters of credit of $11 million at December 31, 2025 (December 31, 2024 – $66 million and $16 million, respectively) to its counterparties. At December 31, 2025, the Company held nil cash collateral and $70 million in letters of credit (December 31, 2024 – nil and $70 million, respectively) from counterparties on asset exposures.
Credit Risk-related Contingent Features of Derivative Instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit risk-related contingent event occurs, such as a downgrade in South Bow's credit rating to non-investment grade. The Company may also need to provide collateral if the fair value of its derivative financial instruments exceeds pre-defined exposure limits. The Company has provided collateral for the derivative instruments with credit risk-related contingent features, recorded within other current assets on the consolidated balance sheets. At December 31, 2025 and December 31, 2024, there were no other derivative instruments that had credit risk-related features for which collateral was provided.